Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	2025	2024 (1)	2023 (1)
Net income (loss) attributable to Company shareholders	2,024,333	1,766,870	(198,869)
Weighted average - common shares outstanding	1,068,508,877	1,068,508,877	1,068,508,877

Basic and diluted earnings (loss) per share - (US$)	1.89	1.65	(0.19)

(1)	The weighted average number of common shares outstanding for 2024 and 2023 was retrospectively adjusted to reflect the 2025 share structure for comparability.